VESSEL UNDER FINANCE LEASE, NET (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2020 vessel	Dec. 31, 2020 tax_lease	Dec. 31, 2018 USD ($)
Cost
Cost at beginning of year		$ 174,511			$ 174,511
Depreciation and amortization
Amortization at beginning of year	$ (66,078)	(59,800)
Charge for the year	(5,899)	(6,278)
Amortization and end of year	(71,977)	(66,078)
Net book value as of December 31	102,534	$ 108,433
Number of leased shipping vessels		1	1	1
Vessels
Cost
Cost at beginning of year		$ 163,231			163,231
Depreciation and amortization
Amortization at beginning of year	(63,447)	(59,425)
Charge for the year	(3,643)	(4,022)
Amortization and end of year	(67,090)	(63,447)
Net book value as of December 31	96,141	99,784
Drydocking expenditure
Cost
Cost at beginning of year		11,280			$ 11,280
Depreciation and amortization
Amortization at beginning of year	(2,631)	(375)
Charge for the year	(2,256)	(2,256)
Amortization and end of year	(4,887)	(2,631)
Net book value as of December 31	$ 6,393	$ 8,649